Income taxes - Effective Consolidated Income Tax Rates (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Income before income tax	$ 13,659	$ 17,563	$ 3,464
Income tax expense	$ (520)	$ (3,125)	$ (2,368)
Effective consolidated income tax rate	(3.80%)	(17.80%)	(68.40%)